Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 130,940	¥ 152,832	¥ 208,317
Revenue-Net gain on trading	563,269	368,799	310,040
Income tax expense	(57,798)	(80,090)	(70,274)
Net income (loss)	91,676	146,533	160,397
Net income attributable to noncontrolling interests	1,110	(3,537)	(7,281)
Net income (loss) attributable to NHI shareholders	92,786	142,996	¥ 153,116
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	4,033	(21)
Income tax expense	(87)	(1)
Net income (loss)	3,946	(22)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	3,946	(22)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(3,372)	(2,585)
Income tax expense	358	755
Net income (loss)	(3,014)	(1,830)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(3,014)	(1,830)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	334	(1,161)
Income tax expense	(138)	130
Net income (loss)	196	(1,031)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 196	¥ (1,031)